CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME	$ 65,328	$ 56,951	$ 198,200	$ 169,086	$ 213,581	$ 201,534	$ 162,480
Other comprehensive income (loss):
Foreign currency translation adjustment	11,959	25,696	(22,155)	24,692	15,084	(12,012)	20,260
Defined benefit plans:
Pension liability adjustment (net of tax benefit (expense) of $19, $178 and ($301), respectively)	101	93	329	283	(154)	(388)	486
Unrealized gains (losses) on retained interests:
Unrealized gains (losses) on retained interests (net of tax benefit (expense) of $823, $1,739 and ($2,112), respectively)	(276)	(381)	(1,566)	(1,338)	(1,358)	(2,602)	3,407
Derivative financial instruments:
Losses reclassified to earnings (net of tax expense of $2,430, $8,110 and $13,805, respectively)					4,545	9,326	20,711
Losses deferred (net of tax benefit of $92, $8,535 and $10,459, respectively)					(185)	(11,250)	(15,848)
Total other comprehensive income (loss)	12,319	26,548	(20,318)	26,909	17,932	(16,926)	29,016
COMPREHENSIVE INCOME	77,647	83,499	177,882	195,995	231,513	184,608	191,496
Less: comprehensive income attributable to noncontrolling interest	(373)	(474)	(1,148)	(1,226)	(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 77,274	$ 83,025	$ 176,734	$ 194,769	$ 229,868	$ 183,120	$ 189,635